UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number File No. 811-1144
THE FINANCE COMPANY OF PENNSYLVANIA
(Exact name of registrant as specified in charter)
400 Market Street, Suite 425, Philadelphia, PA 19106
(Address of principal executive offices) (Zip Code)
Charles E. Mather III, President
400 Market Street, Suite 425, Philadelphia, PA 19106
(Name and address of agent for service)
Registrant’s telephone number, including area code 215-351-4778
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

ITEM 1.  Reports to Stockholders.

The Report to Stockholders is attached herewith.

The Finance Company of Pennsylvania
Founded 1871

SEMI-ANNUAL REPORT
June 30, 2009
(Unaudited)

The Finance Company of Pennsylvania

400 Market Street
Suite 425
Philadelphia, PA 19106

BOARD OF DIRECTORS
Charles E. Mather III

Shaun F. O’Malley	Jonathan D. Scott
Herbert S. Riband, Jr.	Peter Bedell

OFFICERS
Charles E. Mather III, President
Herbert S. Riband, Jr., Secretary-Treasurer
Doranne H. Case, Asst. Secretary-Treasurer
Geralyn McConnell, Assistant Secretary
Salvatore Faia, Chief Compliance Officer

The Finance Company of Pennsylvania

400 Market Street
Suite 425
Philadelphia, PA 19106

August 26, 2009

TO OUR SHAREHOLDERS:

The Semi-annual Report of your Company is enclosed.

At the Annual Meeting April 22, 2009, Shaun F. O’Malley and Jonathan D. Scott were elected Directors, each for a three-year term. Deloitte & Touche LLP continues as our independent registered public accounting firm, Cooke & Bieler, L.P. remains as our equity investment adviser and Schroder Investment Management North America continues as adviser for our fixed income portfolio.

The year so far has presented a difficult market. Your Board continues to work diligently for our shareholders in these troubled times.

Charles E. Mather III, President

COMPANY EXPENSES

Example for a $1,000 Investment in the Company

As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning January 1, 2009 and held through June 30, 2009.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value dividend by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical 5% Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company’s actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	1/1/09	6/30/09	1/1/09 - 6/30/09

Actual Return	$1,000.00	$972.61	$7.08
Hypothetical 5% Return	$1,000.00	$1,017.82	$7.24

*	Expenses are equal to the Company’s annualized expense ratio (for the six-month period) of 1.43%, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

Portfolio Composition as of June 30, 2009 (unaudited)

Asset Allocation — Percentage of the Company’s Net Assets

Common Stocks and Mutual Funds	83.33%
Bonds	12.59%
Short Term Investments	3.91%
Other Assets in Excess of Liabilities	0.17%

Net Assets	100.00%

Common Stock Sector Allocation (% of Company’s Net Assets)

Sector	Percentage

Banking, Insurance and Financial; Holding Companies	21.77%
Petroleum and Mining	17.80%
Manufacturing and Diversified	8.18%
International	7.61%
Services	5.64%
Technology	5.61%
Diversified Holding	4.66%
Healthcare	4.42%
Consumer Products	4.09%
Advertising and Communications	3.55%

Top 10 Stock Holdings (% of Company’s Net Assets)

PNC Financial Services Group Inc.	18.41%
Exxon Mobil Corp.	17.08%
PA. Warehousing and Safe Deposit Company	4.66%
Harbor International Funds	3.77%
Artisan International Funds	2.87%
Vodaphone Group PLC	2.21%
Coca Cola Co.	1.89%
Int’l Business Machines Corp.	1.71%
Johnson and Johnson	1.56%
Verizon Communications Inc.	1.34%

Total	55.50%

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)

ASSETS

Investments at fair value — unaffiliated (Note 1):
Short Term Investments (identified cost $1,789,865)	$1,789,865
Bonds (identified cost $5,937,679)	5,762,628
Common Stocks & Mutual Funds (identified cost $16,836,975)	35,994,282
Investments at fair value — affiliated (Note 2):
Common Stocks & Mutual Funds (Identified cost $71,399)	2,133,048

Total Investments	45,679,823
Cash	37,788
Accrued interest and dividends receivable	112,794
Prepaid expenses	9,026
Other assets	13,169

Total	45,852,600

LIABILITIES
Accrued expenses and taxes (Note 1)	73,754
Covered Call Options written at fair value (premium rec’d $71,598)	15,000
Dividends Payable	8,496

Total	97,250

NET ASSETS	$45,755,350

COMPONENTS OF NET ASSETS
Paid in Capital	$17,851,401
Accumulated Undistributed Net Investment Income	87,532
Net Accumulated Realized Gain on Investments and Written Options	6,715,911
Net Unrealized Appreciation on Investments and Written Options	21,100,506

Net assets equivalent to $992.74 per share on shares of 46,090 $10 par value capital stock outstanding at June 30, 2009 (authorized 232,000 shares)	$45,755,350

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2009

SHORT TERM SECURITIES — 3.91%

Number of		Identified	Fair Value
Shares		Cost	(Note 1)

365	Blackrock Fed Fund #30	$365	$365
276,779	Blackrock Fed. Sec. Fund #11	276,779	276,779
1,496,927	PNCGIS Money Market Funds	1,496,927	1,496,927
15,794	Vanguard Money Market Fund	15,794	15,794

	Total	1,789,865	1,789,865

BONDS — 12.59%

Principal
Amount

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.09%
$245,978	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	251,769	259,580
500,532	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	506,939	528,111
163,558	Government National Mortgage Association 6% due 4/15/2036	170,509	170,608

		929,217	958,299

	MUNICIPAL BONDS — 10.50%
25,000	Addison Alton Zero-A due 11/15/2011	22,158	21,780
300,000	Allegheny Cnty PA Hosp Dev Auth 1.49% # due 2/1/2037	221,594	174,540
55,000	Cuyahoga Cnty OH Eco Dev 7.35% due 6/1/2012	56,853	57,673
35,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	41,414	40,268
95,000	Dallas Ft.Worth Arpt 6.6% due 11/1/2012	99,103	95,694
30,000	East Baton Rouge LA Mtg Fin zero coupon due 9/10/2014	23,162	21,383
185,000	Fulton Cty GA Devel. Auth 5.75% due 3/1/2014	187,103	154,456

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2009

BONDS — (Continued)

Principal		Identified	Fair Value
Amount		Cost	(Note 1)

$225,000	Glendale Wis Cmnty Dev Auth 4.9% due 10/1/2011,	$225,000	$226,058
100,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	111,397	108,860
75,000	Los Alamos 5.15% due 7/1/2012	75,269	76,995
300,000	Massachusetts St. Housing 5.962% due 6/1/2017	300,000	284,490
145,000	Miami-Dade Cnty FL 5.2% due 10/1/2031	144,779	143,753
255,000	Montana State Board of Housing 5.5% due 12/1/2037	258,677	255,281
300,000	Verizon New Jersey 8% due 6/1/2022	350,932	317,970
65,000	NJ Economic Dev. Authority 5.178% due 11/1/2015,	65,000	66,144
150,000	City of North Little Rock AR zero coupon due 07/20/2014,	116,312	105,585
245,000	Ohio Hsg. Fin. Agy. Mtg. 5.08% due 9/1/2013	242,769	251,713
260,000	Ohio Hsg. Fin. Agy. Mtg. 5.57% due 9/1/2038	260,000	253,188
150,000	Pennsylvania Economic Dev Fing 6.25% due 10/1/2017	154,329	157,860
340,000	Peoria Ill School Distr. zero coupon due 1/1/2011	320,568	318,580
100,000	Riverside Cnty CA Single GNMA 8.35% due 6/1/2013	120,506	123,310
150,000	Rogers County OK Hsg zero coupon due 07/15/2014	116,710	99,795
100,000	Sparks Regl. Med Ctr 6.65% due 6/15/2012	100,527	54,060
195,000	Texas St Vets Hsg 7% due 12/01/2010	199,507	202,020
320,000	University of Oklahoma 5.6% due 7/1/2020	320,165	321,280

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2009

BONDS — Concluded

Principal		Identified	Fair Value
Amount		Cost	(Note 1)

$275,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	$275,000	$275,413
245,000	Wyoming Comnt Development Authority 4.65% due 12/1/2014	245,000	249,214
80,000	Wyoming Comnt Development Authority 4.8% due 6/1/2015	80,000	81,448
270,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	274,628	265,518

		5,008,462	4,804,329

	Total Bonds	5,937,679	5,762,628

COMMON STOCKS & MUTUAL FUNDS

Number
of Shares

	PETROLEUM AND MINING — 17.80%
111,806	Exxon Mobil Corp.	147,560	7,816,357
20,000	Penn Virginia Corp.	2,292	327,400

	Total	149,852	8,143,757

	BANKING, INSURANCE AND FINANCIAL HOLDING COMPANIES — 21.77%
13,800	American Express Co.	484,271	320,712
6,200	Chubb Corp	250,847	247,256
217,037	PNC Financial Services Group Inc.	131,161	8,423,206
20,000	Marsh & McLennan Companies Inc.	262,439	402,600
12,000	State Street Corp.	88,500	566,400

	Total	1,217,218	9,960,174

	TECHNOLOGY — 5.61%
6,000	Dell, Inc.*	103,679	82,380
10,800	Diebold Inc.	392,740	284,688
7,500	Int’l Business Machines Corp.	122,525	783,150

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2009

COMMON STOCKS & MUTUAL FUNDS — (Continued)

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

22,000	Microsoft Corp.	$444,838	$522,940
21,700	Molex Inc. Class A	321,538	312,046
20,000	Pitney Bowes Inc.	487,806	438,600
7,775	Tyco Electronics	177,185	144,537

		2,050,311	2,568,341

	SERVICES — 5.64%
22,700	Carnival Corp.	705,790	584,979
7,500	McDonalds Corp.	101,920	431,175
39,600	Harte Hanks Inc.	460,519	366,300
9,900	Int’l Speedway Corp.	289,356	253,539
7,500	Manpower Inc	331,992	317,550
4,500	United Parcel Service Class B	228,096	224,955
8,300	Walmart Stores Inc.	421,297	402,052

		2,538,970	2,580,550

	CONSUMER PRODUCTS — 4.09%
10,200	Avon Products Inc	265,629	262,956
18,000	Coca Cola Co.	21,581	863,820
7,900	Colgate Palmolive Co.	434,959	558,846
32,000	Steelcase Inc. Class A	288,900	186,240

		1,011,069	1,871,862

	MANUFACTURING AND DIVERSIFIED — 8.18%
9,200	Avery Dennison	385,820	236,256
14,600	Bemis Company	387,888	367,920
160	Berkshire Hathaway B*	352,582	463,317
24,400	Briggs & Stratton Corp	378,052	325,496
12,700	Dover Corp.	187,919	420,243
18,000	Dow Chemical Co.	116,338	290,520
5,000	Eaton Corp.	229,344	223,050
7,500	Emerson Electric Co.	57,084	243,000
22,100	General Electric Co.	507,564	259,012
9,100	Illinois Tool Works	299,442	339,794

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

June 30, 2009

COMMON STOCKS & MUTUAL FUNDS — Concluded

Number		Identified	Fair Value
of Shares		Cost	(Note 1)

6,900	Kimberly-Clark Corp.	$315,999	$361,767
8,100	Tyco Int’l Ltd.	216,044	210,438

	Total	3,434,076	3,740,813

	HEALTHCARE — 4.42%
5,000	Becton Dickinson & Co.	133,907	356,550
12,600	Johnson and Johnson	69,355	715,680
13,000	Merck & Co. Inc.	138,569	363,480
10,400	Quest Diagnostics Inc.	538,499	586,872

		880,330	2,022,582

	ADVERTISING & COMMUNICATIONS — 3.55%
20,000	Verizon Communications Inc.	170,564	614,600
51,812	Vodaphone Group PLC	1,195,049	1,009,816

		1,365,613	1,624,416

	INTERNATIONAL — 7.61%
79,133	Artisan International Funds	1,725,000	1,312,021
39,905	Harbor International Funds	1,815,000	1,722,695
14,050	Vanguard Emerging Markets ETF Index Fund	649,536	447,071

		4,189,536	3,481,787

	DIVERSIFIED HOLDING — 4.66%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 2)	71,399	2,133,048

	Total Common Stocks & Mutual Funds	16,908,374	38,127,330

	Total Investments 99.83%	$24,635,918	45,679,823

	Other assets in excess of liabilities 0.17%		75,527

	NET ASSETS 100%		$45,755,350

* Non-income producing.

# Variable rate security, rate disclosed is as of 6/30/2009

See Notes to Financial Statements

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009
(Unaudited)

INVESTMENT INCOME:
Income:
Dividends	$539,893
Dividends from affiliates (Note 2)	36,600
Interest	150,439

Total	726,932

Expenses:
Accounting	30,735
Compensation	80,500
Compliance fees	25,884
Custodian	11,753
Directors’ fees	32,800
Insurance	13,754
Investment advisory fees (Note 8)	46,294
Printing and postage	14,118
Professional fees	42,115
Other office and administrative	16,863

Total	314,816

Net investment income	412,116

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain / (loss) from:
Investment transactions	(82,326)
In-kind transfers (Note 4)	170,949
Written options	135,599

Net realized gain	224,222

Net change in unrealized appreciation / depreciation on:
Investments	(3,058,683)
Investments in affiliate	5,124
Written options	(78,501)

Net change in unrealized appreciation / depreciation	(3,132,060)

Net realized and unrealized gain on investments	(2,907,838)
Capital gains tax payable on behalf of shareholders (Note 1)	—

Net decrease in net assets resulting from operations	$(2,495,722)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2009 and
the Year Ended December 31, 2008
(Unaudited)

	2009	2008

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$412,116	$1,229,333
Net realized gain on investments	224,222	1,599,231
Decrease in net unrealized appreciation on investments	(3,132,060)	(18,129,038)
Capital gains tax payable on behalf of shareholders (Note 1)	—	(1,600)

Net decrease in net assets resulting from operations	(2,495,722)	(15,302,074)
Undistributed investment income included in price of shares redeemed	(1,802)	(8,771)
Realized (gain) / loss from security transactions included in price of shares redeemed	217	(30,486)
Dividends to shareholders from net investment income	(322,980)	(1,220,456)
Dividends to shareholders from short-term capital gains	—	(256,028)
Capital Share Transactions:
(Exclusive of amounts allocated to investment income and net realized gain from security transactions) (Note 1):
Cost of shares of capital stock redeemed	(172,502)	(1,422,376)

Total increase (decrease) in net assets	(2,992,789)	(18,240,191)
Net Assets:
Beginning of year	48,748,139	66,988,330

End of year [including undistributed net investment income of $87,532 and $197 respectively]	$45,755,350	$48,748,139

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

For the Six Month Ended June 30, 2009
(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES
The Finance Company of Pennsylvania (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. There were 85 shares of capital stock redeemed during the six months ended June 30, 2009.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation
Equity securities that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Company determines a fair value in good faith in accordance with these procedures. As of June 30, 2009. The Pennsylvania Warehousing and Safe Deposit Company is a non-marketable security priced at fair value as determined by the Board. (See Note 2)

Federal Income Taxes
No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of Subchapter M of the Internal Revenue

NOTES TO FINANCIAL STATEMENTS — Continued
(Unaudited)

Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization
The Company follows the accounting practices known as “equalization” by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Bond Maturity Dates
Bonds in the portfolio of investments with a call or reset feature will have an effective maturity date earlier than the stated maturity. For such bonds, the stated maturity date is listed first and the call or reset date, if any, is listed second.

Investing in Government Sponsored Agency Securities
The Company invests in United States Government sponsored entities. Such sponsored entities, although chartered and sponsored by the U.S. Congress, are not funded by Congressional appropriations and are neither guaranteed nor insured by the United States Government.

Other
Security transactions are accounted for on the trade date. Dividend income, distributions from other investment companies, and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis. Realized gains and losses are based on the specific identified cost method for both financial and Federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS — Continued
(Unaudited)

Mortgage Dollar Roll Transactions
The Company may purchase securities on a when issued-basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Company may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Company may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed-delivery basis, the Company assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

2. FAIR VALUE MEASUREMENT
In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”), fair value is defined as the price that the Company would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

NOTES TO FINANCIAL STATEMENTS — Continued
(Unaudited)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

Management has determined the value of its investment in the Pennsylvania Warehousing and Safe Deposit Company using a combination of valuation techniques, including the dividend discount and net asset value methodologies.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Company’s investments carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Price	Inputs	Inputs	Total Value

Assets
Investments in securities Common stock*	$32,512,495	$—	$2,133,048	$34,645,543
U.S. government and agency mortgage backed securities	—	958,299	—	958,299
Municipal securities	—	4,804,329	—	4,804,329
Mutual funds*	3,481,787	—	—	3,481,787
Short-term investments	1,789,865	—	—	1,789,865

Total	$37,784,147	$5,762,628	$2,133,048	$45,679,823

Liabilities

Written options	$15,000	$—	$—	$15,000

*	See Portfolio of Investments for values by industry classification.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at June 30, 2009 were as follows:

Common
Stock

Beginning Balance, 12/31/2008	$2,127,924
Net Purchases / (Sales)	—
Total Unrealized Gain	5,124

Ending Balance, 6/30/2009	$2,133,048

NOTES TO FINANCIAL STATEMENTS — Continued
(Unaudited)

3. NON-MARKETABLE SECURITY OF AFFILIATE
There is no ready market for the below listed security. Fair value is established by the Board.

The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a “control person,” it would be necessary to register such shares under the Securities Act of 1933 prior to their sale.

For the
Six Months Ended
		June 30, 2009			June 30, 2009
		Percent	Identified	Fair	Dividend
Shares		Owned	Cost	Value	Income

732	Pennsylvania Warehousing and Safe Deposit Company	16.94%	$71,399	$2,133,048	$36,600

4. DERIVATIVE INSTRUMENTS

The Company adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) effective January 1, 2009. The new standard requires all companies to disclosure information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for under FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Market risks of investing in derivatives
Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. The Company periodically invests in options contracts. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A

NOTES TO FINANCIAL STATEMENTS — Continued
(Unaudited)

portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The market risk exposure from investing in option contracts is price volatility.

Price volatility risk — Derivatives tied to equity are exposed to potential price volatility. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Transactions in listed securities are settled/paid for upon delivery with its counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Options Contracts
The Company may write covered call options as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Company writes an option, if the underlying security does not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised, and the Company will realize as profit the premium received for such option. When a call option written by the Company is exercised, the Company will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.

At June 30, 2009, the Company has written covered calls as follows:

	Expiration	Exercise	Premium	Number of	Fair
Common Stock	Date	Price	Received	Shares	Value

PNC Financial Services	11/21/2009	$50.00	$71,598	10,000	$15,000

NOTES TO FINANCIAL STATEMENTS — Continued
(Unaudited)

Transactions in written covered calls for the six months ended June 30, 2009 were as follows:

	Shares	Premium

Outstanding at December 31, 2008	10,000	$135,599
Covered Calls written during the period	10,000	71,598
Covered Calls exercised during the period	—	—
Covered Calls expired during the period	(10,000)	(135,599)
Covered Calls closed during the period	—	—

Outstanding at June 30, 2009	10,000	$71,598

The following is a summary of the location of derivatives on the Company’s Statements of Assets and Liabilities as of June 30, 2009

Location on the Statements of Assets and Liabilities
Derivative Type	Liability Derivatives

Equity Contract	Outstanding options written, at fair value

The following is a summary of the Company’s derivative instrument holdings categorized by primary risk exposure as of June 30, 2009:

Liability Derivatives Value
Total Value	Number of Shares in
At June 30, 2009	equity contracts

$15,000	10,000

The following is a summary of the effect of derivative instruments on the statement of operations for the six months ended June 30, 2009.

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain on Derivatives	Depreciation on Derivatives
Derivative Type	Derivatives Recognized in Income	Recognized in Income	Recognized in Income

Equity contract	Net realized gain (loss) from written options, Net change in unrealized appreciation (depreciation) on written options	$135,599	($78,501)

NOTES TO FINANCIAL STATEMENTS — Continued
(Unaudited)

5. PURCHASES AND SALES OF SECURITIES
The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold for the six months ended June 30, 2009 were:

	Historical
	Cost of	Proceeds from	Cost of
	Investments	Sales and	Securities Sold
	Purchased	Maturities	and Maturities

Common Stocks and mutual funds	$6,523,826	$7,045,014	$7,124,164
U.S. Government & Agency Obligations	405,394	603,449	605,394
Municipal Bonds	538,496	220,000	222,370

Total	$7,467,716	$7,868,463	$7,951,928

The amounts above do not include the fair value and cost of shares distributed in connection with redemptions. During the six months ended June 30, 2009, the Company distributed common stock with fair value of $174,067 and cost of $3,118. The related gain of $170,949 has been disclosed in the Company’s Statement of Operations.

6. DISTRIBUTIONS TO SHAREHOLDERS
Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of dividends and distributions declared by the Company was as follows:

	For the	For the Year
	Six Months Ended	Ended
	June 30, 2009	December 31, 2008

Distributions paid from Ordinary Income	$322,980	$1,476,484

NOTES TO FINANCIAL STATEMENTS — Continued
(Unaudited)

7. TAX MATTERS
For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments at June 30, 2009 was as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)

$24,635,918	$23,434,148	$2,390,240	$21,043,905

At June 30, 2009 there were no differences in the components of undistributable earnings on the tax basis as compared to the book basis.

FASB Interpretation No. 48
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109”. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes”. This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 was adopted by the Company on January 1, 2007. Management has concluded that as of June 30, 2009, there were no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Company files U.S. Federal and Pennsylvania state tax returns. No income tax returns are currently under examination. The Company’s federal tax and state returns remain open for examination for the years ended December 31, 2006 through December 31, 2008.

8. LEASE
The Company rents office space from an affiliate and has not entered into a formal lease agreement. The lessor company’s president is an officer and director of the Company. Minimum annual rental for this space is $17,831.

NOTES TO FINANCIAL STATEMENTS — Concluded
(Unaudited)

9.	OTHER INFORMATION FOR THE SIX MONTHS ENDED JUNE 30, 2009
Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of those Directors amounted to $32,800. The compensation of Officers of the Company, who are also employees of the Company, amounted to $80,500.

Investment advisory fees payable monthly to Cooke & Bieler, LP, are based on the monthly closing equity portfolio value, less the value of certain investments at an annual rate of 0.50%. Cooke & Bieler, L.P. earned $37,295 for their services during the six months ended June 30, 2009.

Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of 0.30%. Schroder Investment Management North America Inc. earned $8,999 for their services during the six months ended June 30, 2009.

10. INTEREST RATE RISK
The Company is also subject to interest rate risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

11.	RECENT ACCOUNTING PRONOUNCEMENTS
In April 2009, FASB issued FASB Staff Position (“FSP”) FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That are Not Orderly” (“FSP FAS 157-4”). FSP FAS 157-4 provides additional guidance for determining the fair value of assets and liabilities when the volume and level of activity for the asset or liability have significantly decreased. FSP FAS 157-4 also provides guidance on identifying circumstances that indicate an observed transaction used to determine fair value is not orderly and, therefore, is not indicative of fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. On April 1, 2009, the Company adopted FSP FAS 157-4 and the adoption did not have a material impact on the Company. See Note 2 for disclosures pursuant to FSP FAS 157-4.

CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

	Six Months
	Ended
	June 30, 2009	Years Ended December 31,
	(Unaudited)	2008	2007	2006	2005	2004

Investment Income	$15.77	$41.84	$42.43	$41.58	$35.65	$34.94
Expenses	6.83	15.27	16.47	14.14	12.11	11.25

Net Investment Income	8.94	26.57	25.96	27.44	23.54	23.69
Dividends from net investment income	(7.00)	(26.32)	(25.54)	(27.16)	(22.21)	(22.48)
Dividends from short term capital gains	—	(5.53)	(22.75)	(16.85)	(7.24)	(9.02)
Net realized gain (loss) and increase (decrease) in unrealized appreciation	(62.64)	(356.12)	36.84	189.55	34.98	60.00

Net increase (decrease) in net assets value	(60.70)	(361.40)	14.51	172.98	29.07	52.19
Net assets value:
Beginning of year	1,053.44	1,414.84	1,400.33	1,227.35	1,198.28	1,146.09

End of year	$992.74	$1,053.44	$1,414.84	$1,400.33	$1,227.35	$1,198.28

Net Assets at end of Period (in millions)	$45.8	$48.7	$66.9	$66.9	$59.6	$58.6
Annual ratio of expenses to average net assets	1.44%	1.16%	1.22%*	1.05%	1.02%	0.98%
Annual ratio of net investment income to average net assets	1.88%	2.02%	1.92%	2.03%	1.98%	2.06%
Annual portfolio turnover rate	35.97%	16.49%	18.10%	18.94%	18.61%	10.14%
Annual Total Investment Return	(5.48%)	(23.43%)	4.49%	17.68%	4.88%	7.30%
Number of shares outstanding at end of period in thousands	46	46	47	48	49	49

*	Net of 0.04% of expenses reimbursed

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2009
(Unaudited)

PURCHASES

STOCKS

	Changes	Balance
	During	June 30,
	the Period	2009
	Number of Shares

American Express	9,300	13,800
Artisan International Fund	3,034	79,133
Avery Dennison	6,300	9,200
Avon Products Inc.	10,200	10,200
Bemis Company	5,800	14,600
Briggs & Stratton Corp	16,800	24,400
Carnival Corp.	17,500	22,700
Chubb Corp	6,200	6,200
Dover Corp	5,800	12,700
Eaton Corp.	5,000	5,000
Harbor International Funds	1,148	39,905
Harte Hanks Inc.	21,900	39,600
Illinois Tool Works	9,100	9,100
Int’l Speedway Corp.	7,800	9,900
Manpower Inc.	7,500	7,500
Microsoft Corp.	44,000	22,000
Pitney Bowes Inc.	40,000	20,000
Steelcase Inc Class A	16,000	32,000
Tyco Electronics	9,000	7,775
Tyco Int’l Ltd.	32,400	8,100
United Parcel Service Class B	4,500	4,500
Vanguard Emerging Markets ETF	1,600	14,050
Vodaphone Group PLC	26,000	51,812

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2009
(Unaudited)

SALES

STOCKS

	Changes	Balance
	During	June 30,
	the Period	2009
	Number of Shares

American Express	9,300	13,800
Avery Dennison	6,300	9,200
Avon Products Inc.	10,200	10,200
Briggs & Stratton Corp	16,800	24,400
Carnival Corp.	9,000	22,700
Colgate Palmolive Co.	1,400	7,900
Dell Inc	13,400	6,000
Dover Corp.	5,800	12,700
Eaton Corp.	5,000	5,000
Family Dollar Stores	9,600	—
Harte Hanks	14,600	39,600
Illinois Tool Works	9,100	9,100
International Speedway	7,800	9,900
Jones Apparel Group	13,500	—
Kimberly-Clark Corp.	2,900	6,900
Manpower Inc.	7,500	7,500
McDonalds Corp.	1,500	7,500
Microsoft Corp.	44,000	22,000
Pitney Bowes Inc.	40,000	20,000
PNC Financial Services Group Inc.	20,000	217,037
Steelcase Inc Class A	16,000	32,000
Tyco Electronics	9,000	7,775
Tyco Int’l Ltd.	32,400	8,100
Walmart Stores Inc.	2,700	8,300

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2009
(Unaudited)

PURCHASES

BONDS

	Changes	Balance
	During	June 30,
	the Period	2009
	Number of Units

GNMA Assn TBA 30 yr 4.5% due 4/15/2039	100,000	—
GNMA Assn TBA 30 yr 4.5% due 5/15/2039	100,000	—
GNMA Assn TBA 30 yr 4.5% due 6/15/2039	100,000	—
GNMA Assn TBA 30 yr 4.5% due 7/15/2039	100,000	—
Grand Terrace CA Cmty 7.2% due 9/1/2018	100,000	100,000
Miami-Dade Cnty FL 5.2% due 10/1/2031	150,000	145,000
Pennsylvania Economic Dev Fing 6.25% due 10/1/2017	150,000	150,000
Riverside Cnty CA Single GNMA 8.35% due 6/1/2013	100,000	100,000

CHANGES IN THE PORTFOLIO OF INVESTMENTS
(Exclusive of Short-Term Investments)
For the Six Months Ended June 30, 2009
(Unaudited)

CALLS

BONDS

	Changes	Balance
	During	June 30,
	the Period	2009
	Number of Units

GNMA Assn TBA 30 yr 4.5% due 4/15/2039	100,000	—
GNMA Assn TBA 30 yr 4.5% due 5/15/2039	100,000	—
GNMA Assn TBA 30 yr 4.5% due 6/15/2039	100,000	—
GNMA Assn TBA 30 yr 4.5% due 7/15/2039	100,000	—
Cuyahoga Cnty OH Eco Dev 7.35% due 6/1/2012	15,000	55,000
Fulton Cty GA Devel. Auth 5.75% due 3/1/2014	40,000	185,000
Miami-Dade Cnty FL 5.2% due 10/1/2031	5,000	145,000
Montana State Board of Housing 5.5% due 12/1/2037	25,000	255,000
Ohio Hsg. Fin. Agy. Mtg. 5.57% due 9/1/2038	30,000	260,000
Texas St Vets Hsg 7% due 12/01/2010	60,000	195,000
Government National Mortg Assoc 6% due 4/15/2036	54,885	163,558
U.S. Federal Home Loan Mortgage 6% due 7/1/2019	8,935	245,978
U.S. Federal Home Loan Mortgage 6% due 8/1/2019	20,249	500,532
Federal National Mortgage Association 4% due 5/5/2011	200,000	—
Utah Hsg. Corp.Sgl. Fam. Mtg. 4.78% due 7/1/2015	45,000	—

Supplemental Information on Directors

(Not Part of the Company’s Financial Statements)

Term of
	Office and		Other Directorships Held by
	Length of	Principal Occupation(s)	Director or Nominee for
Name, Address[1], Position(s) Held with the Company, and Age	Time Served	During Past 5 Years	Director

Interested Directors[2]
Charles E. Mather III Director and President Age: 74	2011 28 years	President and Director of Mather & Co. (insurance brokers)	Director of Penn Series Funds, Inc.

Herbert S. Riband, Jr. Director Age: 72	2010 15 years	Of counsel to the law firm of Saul, Ewing LLP	Director of Pennsylvania Warehousing and Safe Deposit Company

Non-Interested Directors
Jonathan D. Scott Director Age: 56	2009 19 years	Partner, Veritable, L.P. (Formerly Senior Vice President, PNC Bank Corp.)	None

Shaun F. O’Malley Director Age: 73	2009 13 years	Retired (Formerly Chairman, Price Waterhouse World Organization (accounting))	Director of The Philadelphia Contributionship, PolyMedix Inc.

Peter Bedell Director Age: 71	2010 4 years	Executive Vice-President Burke Lawton Brewer and Burke, Formerly Chairman Emeritus Walnut Asset Management and Rutherford Brown & Catherwood LLC.	None

[1]	The address of all Directors is 400 Market Street, Suite 425, Philadelphia, PA 19106.

[2]	The two interested directors are classified as such because they are executive officers of the Company.

*  *  *

The Company’s Statement of Additional Information includes additional information about the Company’s directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.

OTHER INFORMATION RELATING TO THE ANNUAL
SHAREHOLDERS MEETING

Of 46,225 shares of common stock of the company outstanding and entitled to vote, a total of 41,730 were represented either in person or by proxy at the annual shareholders meeting held on April 22, 2009.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-PX is also available on the SEC’s website at www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Company’s complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, 400 Market St, Suite 425, Philadelphia, Pennsylvania 19106. The Company’s Form N-Q is also available on the SEC’s website at www.sec.gov. In addition, the Company’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR AGREEMENTS

On April 22, 2009, the Board of Directors of The Finance Company of Pennsylvania convened to consider, pursuant to Section 15© of the Investment Company Act of 1940 whether: (a) to renew The Company’s investment advisory agreement with Cooke & Bieler, L.P. (“C&B”) and (b) to renew the Company’s investment advisory agreement with Schroders Investment Management North America Inc. (“Schroders”).

The Board considered these and other relevant factors set forth by the SEC: (a) the nature and quality of the advisory service; (b) the adviser’s compensation and profitability; (c) indirect costs and benefits of providing the advisory services; (d) economies of scale; (e) comparison of fees, and (f) expertise, care and conscientiousness of independent directors.

C&B provided a review of its compensation and profitability. The estimated profit margin was reasonable. C&B stated that it did not receive any indirect or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of C&B’s personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of C&B and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Cooke & Bieler agreement.

Schroders states that it continues to be a financially sound entity. Schroders did not receive any ancillary or fallout benefits from managing the Company’s portfolio, and did not receive significant economies of scale. The Board noted that the fees were reasonable, and considered favorably the expertise, care and conscientiousness of Schroders’ personnel and services.

In light of its analysis of and deliberations on the information set forth above, its oral discussions with representatives of Schroders and other information deemed relevant by the Directors, the Board concluded that agreement is fair and reasonable and agreed to approve the renewal of the Schroders agreement.